UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 6/30/14

Item 1. Schedule of Investments.

Franklin Managed Trust

Statement of Investments, June 30, 2014 (unaudited)

Franklin Rising Dividends Fund	Shares	Value
Common Stocks 97.4%
Aerospace & Defense 6.6%
General Dynamics Corp.	1,702,000	$198,368,100
Honeywell International Inc.	4,302,000	399,870,900
United Technologies Corp.	4,252,174	490,913,488
		1,089,152,488
Automobiles & Components 2.8%
Johnson Controls Inc.	9,151,111	456,914,972

Commercial & Professional Services 1.2%
ABM Industries Inc.	1,145,249	30,898,818
Brady Corp., A	2,534,825	75,715,223
Cintas Corp.	1,484,100	94,299,714
		200,913,755
Consumer Durables & Apparel 1.4%
Leggett & Platt Inc.	1,097,590	37,625,385
NIKE Inc., B	2,369,000	183,715,950
Superior Uniform Group Inc.	210,800	3,417,068
		224,758,403
Consumer Services 2.9%
Hillenbrand Inc.	1,366,700	44,581,754
[a]Matthews International Corp., A	2,463,292	102,399,049
McDonald's Corp.	3,334,654	335,933,044
		482,913,847
Diversified Financials 0.2%
State Street Corp.	424,000	28,518,240

Energy 9.0%
Chevron Corp.	4,014,100	524,040,755
Exxon Mobil Corp.	3,390,700	341,375,676
Occidental Petroleum Corp.	3,572,000	366,594,360
Schlumberger Ltd.	2,120,055	250,060,488
		1,482,071,279
Food & Staples Retailing 5.5%
CVS Caremark Corp.	1,964,729	148,081,625
Wal-Mart Stores Inc.	4,492,864	337,279,301
Walgreen Co.	5,679,447	421,017,406
		906,378,332
Food, Beverage & Tobacco 8.1%
Archer-Daniels-Midland Co.	8,738,400	385,450,824
Bunge Ltd.	5,397,722	408,283,692
McCormick & Co. Inc.	2,276,400	162,967,476
PepsiCo Inc.	4,148,300	370,609,122
		1,327,311,114
Health Care Equipment & Services 10.7%
Abbott Laboratories	3,883,000	158,814,700
Becton, Dickinson and Co.	3,163,516	374,243,943
DENTSPLY International Inc.	1,755,000	83,099,250
Hill-Rom Holdings Inc.	195,700	8,123,507
Medtronic Inc.	7,291,000	464,874,160
Stryker Corp.	4,804,727	405,134,580
Teleflex Inc.	1,188,653	125,521,757
West Pharmaceutical Services Inc.	3,141,600	132,512,688
		1,752,324,585
Household & Personal Products 3.8%
Colgate-Palmolive Co.	3,829,210	261,075,538

Quarterly Statement of Investments. | See Notes to Statements of Investments.

Franklin Managed Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)

The Procter & Gamble Co.	4,678,888	367,713,808
		628,789,346
Industrial Conglomerates 3.4%
Carlisle Cos. Inc.	322,529	27,937,462
Roper Industries Inc.	3,645,509	532,280,769
		560,218,231
Insurance 2.5%
Aflac Inc.	1,253,410	78,024,773
Arthur J. Gallagher & Co.	874,700	40,761,020
The Chubb Corp.	430,000	39,633,100
Erie Indemnity Co., A	1,733,082	130,431,751
Mercury General Corp.	149,786	7,045,933
Old Republic International Corp.	4,380,950	72,460,913
RLI Corp.	852,718	39,037,430
		407,394,920
Machinery 6.4%
Donaldson Co. Inc.	1,012,104	42,832,241
Dover Corp.	5,048,800	459,188,360
Pentair PLC (United Kingdom)	7,712,000	556,189,440
		1,058,210,041
Materials 10.1%
Air Products and Chemicals Inc.	3,895,658	501,059,532
[a]Albemarle Corp.	5,704,279	407,855,949
Bemis Co. Inc.	1,516,389	61,656,377
Ecolab Inc.	1,323,172	147,321,970
Nucor Corp.	958,400	47,201,200
Praxair Inc.	3,680,935	488,975,405
		1,654,070,433
Media 1.4%
[a]John Wiley & Sons Inc., A	3,728,548	225,912,723

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie Inc.	2,916,000	164,579,040
Johnson & Johnson	5,939,800	621,421,876
Perrigo Co. PLC	333,500	48,610,960
Pfizer Inc.	3,083,800	91,527,184
		926,139,060
Retailing 6.0%
Family Dollar Stores Inc.	5,628,883	372,294,322
Ross Stores Inc.	4,244,200	280,668,946
Target Corp.	5,666,000	328,344,700
		981,307,968
Semiconductors & Semiconductor Equipment 0.4%
Texas Instruments Inc.	1,440,800	68,855,832

Software & Services 5.6%
Accenture PLC, A	2,123,100	171,631,404
International Business Machines Corp.	2,391,900	433,579,713
Microsoft Corp.	7,400,200	308,588,340
		913,799,457
Technology Hardware & Equipment 2.8%
[b]Knowles Corp.	2,524,400	77,600,056
QUALCOMM Inc.	4,914,600	389,236,320
		466,836,376
Trading Companies & Distributors 0.0%†
W.W. Grainger Inc.	22,500	5,721,075

Transportation 1.0%
United Parcel Service Inc., B	1,552,300	159,359,118

Total Common Stocks (Cost $11,058,493,817)		16,007,871,595

Franklin Managed Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)

Short Term Investments (Cost $506,764,547) 3.0%
Money Market Funds 3.0%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	506,764,547	506,764,547
Total Investments (Cost $11,565,258,364) 100.4%		16,514,636,142
Other Assets, less Liabilities (0.4)%		(73,510,513)
Net Assets 100.0%		$16,441,125,629

† Rounds to less than 0.1% of net assets.
[a] See Note 4 regarding holdings of 5% voting securities.
[b] Non-income producing.
[c] The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Managed Trust

Notes to Statement of Investments (unaudited)

Franklin Rising Dividends Fund

1. ORGANIZATION

Franklin Management Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Franklin Rising Dividends Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At June 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,565,424,602

Unrealized appreciation	$4,997,663,278
Unrealized depreciation	(48,451,738)
Net unrealized appreciation (depreciation)	$4,949,211,540

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended June 30, 2014, were as shown below.

	Num ber of Shares			Num ber of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized Capital
Nam e of Issuer	of Period	Additions	Reductions	period	period	Income	Gain (Loss)
Non-Controlled Affiliates
Albemarle Corp.	5,283,025	421,254	-	5,704,279	$407,855,949	$4,404,935		$-
John Wiley & Sons Inc., A	3,387,309	341,239	-	3,728,548	225,912,723	2,913,262		-
Matthew s International Corp., A	1,680,602	782,690	-	2,463,292	102,399,049	644,958		-
Total Affiliated Securities (Value is 4.48% of Net Assets)					$736,167,721	$7,963,155		$-

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/ Laura F, Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

      Chief Accounting Officer

Date: August 27, 2014